INCOME TAXES (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax: Current:
Vacation accrual	$ 87,000
Earn out adjustment	80,000
Change in entity tax status	(79,000)
Debt discount	(27,000)
Valuation allowance	(61,000)
Net current deferred asset
Deferred Tax: Long term:
Deferred rent	94,000
Accrued compensation	95,000
Earn out adjustment	35,000
Non-qualified stock options	9,000
Net operating loss carryforward	5,875,000	211,000
Debt discount	(488,000)
Change in entity tax status	(159,000)
Intangible assets	(713,000)
Property and equipment	(193,000)
Valuation allowance	(4,555,000)	(211,000)
Net long term deferred liability
Net deferred tax